Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class a Common Stock Subject to Redemption [Abstract]
Gross proceeds				$ 250,000,000
Less:
Proceeds allocated to Public Warrants				(11,500,000)
Issuance costs allocated to Class A common stock				(20,699,265)
Plus:
Remeasurement of carrying value to redemption value	$ 2,448,400	$ 2,095,694	$ 2,755,071	32,199,265
Class A common stock subject to possible redemption	$ 257,299,165	$ 254,850,765	$ 252,755,071	$ 250,000,000